Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 3,710	€ 4,028
Property, plant and equipment	146,479	98,714
Investments in associates	32,526	13,575
Other receivables	10,870	2,317
Total non-current assets	193,585	118,634
Current assets
Inventories	301,533	295,609
Trade receivables	141,333	166,280
Income tax receivables	1,781	1,775
Other receivables	14,582	9,385
Prepayments	33,715	28,269
Cash and cash equivalents	616,041	559,543
Total current assets	1,108,985	1,060,861
Total assets	1,302,570	1,179,495
Equity
Share capital	8,322	8,149
Distributable equity	(171,143)	(113,855)
Total equity	(162,821)	(105,706)
Non-current liabilities
Borrowings	385,254	365,080
Contract liabilities	1,123	5,000
Deferred tax liabilities	9,623	7,258
Total non-current liabilities	396,000	377,338
Convertible notes, matures in April 2028
Borrowings	429,391	458,207
Derivative liabilities	256,231	150,670
Convertible notes current	685,622	608,877
Other current liabilities
Borrowings	57,141	33,329
Contract liabilities	4,944	936
Trade payables and accrued expenses	90,657	96,394
Other liabilities	58,204	67,956
Income tax payables	6,427	1,222
Provisions	166,396	99,149
Other current liabilities	383,769	298,986
Total current liabilities	1,069,391	907,863
Total liabilities	1,465,391	1,285,201
Total equity and liabilities	€ 1,302,570	€ 1,179,495